RELATED-PARTY TRANSACTIONS - Investment in Privately Held Companies (Details) $ in Millions		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 17, 2019 USD ($)	Oct. 31, 2013	Sep. 27, 2019 USD ($) member	Sep. 27, 2019 USD ($) member	Sep. 28, 2018 USD ($)	Sep. 29, 2017 USD ($)
Related Party Transaction [Line Items]
Income (loss) from equity method investments				$ (2.3)	$ 3.9	$ 1.3
Contributions to equity method investments				$ 3.9	0.0	0.0
dpiX Holding
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			40.00%	40.00%
Number of consortium members | member			4	4
Income (loss) from equity method investments				$ (1.1)	3.4	0.8
Equity method investments			$ 48.1	48.1	48.9
dpiX Holding | Equity Method Investee
Related Party Transaction [Line Items]
Purchases from related party				23.5	19.3	$ 24.7
Accounts payable, related parties			$ 3.6	$ 3.6	$ 3.7
Percentage of manufacturing capacity		50.00%
Percentage of fixed costs		50.00%
dpiX LLC
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			100.00%	100.00%
VEC Imaging
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			50.00%	50.00%
Equity method investments			$ 2.0	$ 2.0
Contributions to equity method investments			$ 2.9
Fixed Cost Commitments | dpiX Holding
Related Party Transaction [Line Items]
Related party transaction, expected fixed cost				$ 3.7
CETTEEN GmbH | VEC Imaging
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			50.00%	50.00%
Forecast | VEC Imaging
Related Party Transaction [Line Items]
Contributions to equity method investments	$ 2.2